Contents of Significant Accounts - Amortization Amounts of Intangible Assets (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 798,011	$ 866,497
Operating expenses [member]
Disclosure Of Intangible Assets [Line Items]
Amortization amounts of intangible assets	$ 2,055,428	$ 1,844,288